CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash Flows from Operating Activities:
Net income	¥ 327,039	¥ 321,589	¥ 280,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	295,589	279,923	253,677
Provision for doubtful receivables and probable loan losses	22,525	17,265	22,667
Equity in net income of affiliates (excluding interest on loans)	(29,674)	(46,587)	(24,549)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(33,314)	(49,203)	(63,419)
Bargain purchase gain	0	0	(5,802)
Gains on sales of securities other than trading	(10,182)	(32,083)	(30,907)
Gains on sales of operating lease assets	(62,883)	(35,291)	(69,265)
Write-downs of long-lived assets	2,418	5,525	9,134
Write-downs of securities	1,382	1,246	6,608
Deferred tax provision	(35,128)	5,588	25,318
Decrease in trading securities	95,370	144,367	159,809
Decrease (Increase) in inventories	6,852	10,609	(5,318)
Decrease (Increase) in trade notes, accounts and other receivable	(5,576)	(13,984)	8,362
Increase (Decrease) in trade notes, accounts and other payable	10,990	17,831	(6,660)
Increase (Decrease) in policy liabilities and policy account balances	10,109	(53,512)	(103,878)
Increase (Decrease) in income taxes payable	36,753	(74,241)	67,904
Other, net	(44,592)	69,749	59,193
Net cash provided by operating activities	587,678	568,791	583,800
Cash Flows from Investing Activities:
Purchases of lease equipment	(998,073)	(971,163)	(894,300)
Principal payments received under direct financing leases	469,262	470,870	483,627
Installment loans made to customers	(1,460,336)	(1,396,724)	(1,309,056)
Principal collected on installment loans	1,239,385	1,184,298	1,063,339
Proceeds from sales of operating lease assets	429,295	285,954	321,328
Investment in affiliates, net	(278,027)	(110,547)	(51,529)
Proceeds from sales of investment in affiliates	56,423	74,742	97,453
Purchases of available-for-sale debt securities	(556,213)	(372,236)	(452,508)
Proceeds from sales of available-for-sale debt securities	221,824	395,629	496,250
Proceeds from redemption of available-for-sale debt securities	73,156	97,565	105,255
Purchases of held-to-maturity debt securities	0	0	(306)
Purchases of equity securities other than trading	(66,959)	(67,147)	(36,543)
Proceeds from sales of equity securities other than trading	83,261	104,600	85,444
Purchases of property under facility operations	(62,221)	(80,095)	(95,601)
Acquisitions of subsidiaries, net of cash acquired	(119,105)	(66,034)	(79,403)
Sales of subsidiaries, net of cash disposed	56,584	43,278	55,530
Other, net	37,793	(32,110)	(14,243)
Net cash used in investing activities	(873,951)	(439,120)	(225,263)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	(50,881)	50,900	793
Proceeds from debt with maturities longer than three months	1,123,923	1,488,259	1,319,523
Repayment of debt with maturities longer than three months	(932,676)	(1,396,531)	(1,456,366)
Net increase in deposits due to customers	169,830	143,318	216,118
Cash dividends paid to ORIX Corporation shareholders	(88,438)	(72,757)	(61,299)
Acquisition of treasury stock	(707)	(39,110)	(12,128)
Contribution from noncontrolling interests	22,760	4,740	5,599
Purchases of shares of subsidiaries from noncontrolling interests	(86,165)	(11,299)	(25,840)
Net increase (decrease) in call money	20,000	(18,000)	(14,500)
Other, net	(10,999)	(8,510)	(5,630)
Net cash provided by (used in) financing activities	166,647	141,010	(33,730)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(1,911)	1,224	(2,994)
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	(121,537)	271,905	321,813
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,405,117	1,133,212	811,399
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,283,580	¥ 1,405,117	¥ 1,133,212